Note 8 - Revenue from Contracts with Customers (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Disaggregation of Revenue [Table Text Block]
	December 31,
	2022	2021
Product sales:
Zalviso	$—	$270
Total product sales	—	270
Contract and collaboration revenue:
Non-cash royalty revenue related to Royalty Monetization (Note 11)	—	83
Royalty revenue	—	28
Other revenue	—	(3)
Total revenues from contract and other collaboration	—	108
Total revenue	$—	$378